Derivatives and Hedging	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging
Derivatives and Hedging
In the ordinary course of business, we use derivative instruments, including swaps, forwards and/or options, to manage potential losses from foreign currency exposures and interest bearing assets or liabilities. The principal objective of such derivative instruments is to minimize the risks and/or costs associated with our global financial and operating activities. We do not utilize derivative or other financial instruments for trading or other speculative purposes. We recognize all derivatives as either assets or liabilities on the balance sheet on a gross basis, measure those instruments at fair value and recognize the change in fair value in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. We have agreed with almost all of our counterparties with whom we had entered into cross-currency swaps, interest rate swaps or foreign exchange contracts, to enter into bilateral collateralization contracts under which we will receive or provide cash collateral, as the case may be, for the net position with each of these counterparties. As of December 31, 2018, cash collateral positions consisted of $1.0 million recorded in accrued and other current liabilities and $25.4 million recorded in prepaid expenses and other current assets in the accompanying consolidated balance sheet. As of December 31, 2017, we had a liability position of $3.0 million recorded in accrued and other current liabilities and $21.9 million recorded in prepaid expenses and other current assets in the accompanying consolidated balance sheet.
In 2017, we entered into a foreign currency non-derivative hedging instrument that is designated and qualifies as net investment hedge. The objective of the hedge is to protect part of the net investment in foreign operations against adverse changes in the exchange rate between the Euro and the functional currency of the U.S. dollar. The non-derivative hedging instrument is the German private corporate bond ("Schuldschein") which was issued in the total amount of $331.1 million as described in Note 15 "Lines of Credit and Debt". Of the $331.1 million, which is held in both U.S. dollars and Euro, €255.0 million is designated as the hedging instrument against a portion of our Euro net investments in our foreign operations. The relative changes in both the hedged item and hedging instrument are calculated by applying the change in spot rate between two assessment dates against the respective notional amount. The effective portion of the hedge is recorded in the cumulative translation adjustment account within other accumulated comprehensive income (loss). Based on the spot rate method, the unrealized loss recorded in equity as of December 31, 2018 and 2017 is $5.9 million and $19.8 million, respectively. Since we are using the debt as the hedging instrument, which is also remeasured based on the spot rate method, there is no hedge ineffectiveness related to the net investment hedge as of December 31, 2018.
As of December 31, 2018 and 2017, we held derivative instruments that are designated and qualify as cash flow hedges where the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. In 2018 and in 2017, we did not record any hedge ineffectiveness related to any cash-flow hedges in earnings. Based on their valuation as of December 31, 2018, we expect approximately $9.5 million of derivative losses included in accumulated other comprehensive loss will be reclassified into income during the next 12 months. The cash flows derived from derivatives are classified in the consolidated statements of cash flows in the same category as the consolidated balance sheet account of the underlying item.
As of December 31, 2018 and 2017, we held derivative instruments that qualify for hedge accounting as fair value hedges. For derivative instruments that are designated and qualify as a fair value hedge, the effective portion of the gain or loss on the derivative is reflected in earnings. This earnings effect is offset by the change in the fair value of the hedged item attributable to the risk being hedged that is also recorded in earnings. In 2018 and 2017, we concluded there was no ineffectiveness. The cash flows derived from derivatives are classified in the consolidated statements of cash flows in the same category as the consolidated balance sheet account of the underlying item.
Interest Rate Derivatives
We use interest rate derivative contracts to align our portfolio of interest bearing assets and liabilities with our risk management objectives. During 2015, we entered into five cross currency interest rate swaps through 2025 for a total notional amount of $180.0 million which qualify for hedge accounting as cash flow hedges. We determined that no ineffectiveness exists related to these swaps. As of December 31, 2018, the $180.0 million notional swap amount had a fair value of $17.6 million recorded in fair value of derivative instruments - long-term liability and a related interest receivable of $1.4 million recorded in prepaid expenses and other current assets, respectively, in the accompanying consolidated balance sheet. As of December 31, 2017, this swap had a fair value of $28.9 million recorded in fair value of derivative instruments - long-term liability and a related interest receivable of $1.2 million recorded in prepaid expenses and other current assets in the accompanying consolidated balance sheet.
During 2014, we entered into interest rate swaps, which effectively fixed the fair value of $200.0 million of our fixed rate private placement debt and qualify for hedge accounting as fair value hedges. We determined that no ineffectiveness exists related to these swaps. As of December 31, 2018, the $200.0 million notional swap amounts had a fair value of $1.2 million in total, of which $0.5 million is recorded in fair value of derivative instruments - current liability, and $0.7 million is recorded in fair value of derivative instruments - long-term liability, with accrued and unpaid interest of $0.1 million recorded in accrued and other current liabilities in the accompanying consolidated balance sheet. As of December 31, 2017, this swap had a net fair value of $0.9 million, of which $1.0 million is recorded in fair value of derivative instruments - long-term asset and $0.2 million is recorded in fair value of derivative instruments - current liability and accrued and unpaid interest of $0.3 million recorded in prepaid expenses and other current assets, respectively, in the accompanying balance sheet.
Call Options
We entered into Call Options in 2014 which, along with the sale of the Warrants, represent the Call Spread Overlay entered in connection with the 2019 and 2021 Cash Convertible Notes, which are more fully described in Note 15 "Lines of Credit and Debt". We used $105.2 million of the proceeds from the issuance of the 2019 and 2021 Cash Convertible Notes to pay the premium for the Call Options, and simultaneously received $68.9 million (net of issuance costs) from the sale of the Warrants, for a net cash outlay of $36.3 million for the Call Spread Overlay.
We used $73.7 million of the proceeds from the from the issuance of the 2023 Cash Convertible Notes to pay for the premium for the Call Option, and simultaneously received $45.3 million from the sale of Warrants, for a net cash outlay of $28.3 million for the Call Spread Overlay. Issuance costs incurred in connection with the Warrant and the Call Option were $0.3 million and $0.1 million respectively, which $0.1 million was accrued as of December 31, 2017.
During 2018, we used $97.3 million of the proceeds from the from the issuance of the 2024 Cash Convertible Notes to pay for the premium for the Call Option, and simultaneously received $72.4 million from the sale of Warrants, for a net cash outlay of $24.9 million for the Call Spread Overlay. Issuance costs incurred in connection with the Warrant and the Call Option were $0.5 million and $0.5 million respectively, which $0.8 million was accrued as of December 31, 2018.
In these transactions, the Call Options are intended to address the equity price risk inherent in the cash conversion feature of each instrument by offsetting cash payments in excess of the principal amount due upon any conversion of the Cash Convertible Notes.
Aside from the initial payment of a premium of $105.2 million (2019 and 2021 Notes), $73.7 million (2023 Notes) and $97.3 million (2024 Notes) for the Call Options, we will not be required to make any cash payments under the Call Options. We will, however, be entitled to receive under the terms of the Call Options an amount of cash generally equal to the amount by which the market price per share of our common stock exceeds the exercise price of the Call Options during the relevant valuation period. The exercise price under the Call Options is equal to the conversion price of the Cash Convertible Notes.
The Call Options, for which our common stock is the underlying security, are a derivative asset that requires mark-to-market accounting treatment due to the cash settlement features until the Call Options settle or expire. The Call Options are measured and reported at fair value on a recurring basis, within Level 2 of the fair value hierarchy. For further discussion of the inputs used to determine the fair value of the Call Options, refer to Note 14 "Financial Instruments and Fair Value Measurements". The fair value of the Call Options at December 31, 2018 was approximately $395.1 million, of which $100.1 million is recorded in fair value of derivative instruments - current asset and $295.0 million is recorded in fair value of derivative instruments - long-term asset in the accompanying consolidated balance sheet. The fair value of the Call Options at December 31, 2017 was approximately $223.2 million and is recorded in fair value of derivative instruments - long-term asset in the accompanying consolidated balance sheet.
The Call Options do not qualify for hedge accounting treatment. Therefore, the change in fair value of these instruments is recognized immediately in our consolidated statements of income in other expense, net. For the years ended December 31, 2018 and 2017, the changes in the fair value of the Call Options resulted in gains of $74.7 million and $37.4 million, respectively. Because the terms of the Call Options are substantially similar to those of the Cash Convertible Notes' embedded cash conversion option, discussed below, we expect the effect on earnings from those two derivative instruments to mostly offset each other.
Cash Convertible Notes Embedded Cash Conversion Option
The embedded cash conversion option within the Cash Convertible Notes is required to be separated from the Cash Convertible Notes and accounted for separately as a derivative liability, with changes in fair value reported in our consolidated statements of income in other expense, net until the cash conversion option settles or expires. For further discussion of the Cash Convertible Notes, refer to Note 15 "Lines of Credit and Debt". The initial fair value liability of the embedded cash conversion option for the 2019 and 2021 Notes was $105.2 million, for the 2023 Notes was $74.5 million and for the 2024 Notes was $98.5 million, which simultaneously reduced the carrying value of the Cash Convertible Notes (effectively an original issuance discount). The embedded cash conversion option is measured and reported at fair value on a recurring basis, within Level 2 of the fair value hierarchy. For further discussion of the inputs used to determine the fair value of the embedded cash conversion options, refer to Note 14 "Fair Value Measurements". The fair value of the embedded cash conversion options at December 31, 2018 was $399.3 million, which $100.2 million is recorded in fair value of derivative instruments - current liability and $299.1 million is recorded in fair value of derivative instruments - long-term liability in the accompanying balance sheet. The fair value of the embedded cash conversion options at December 31, 2017 was $224.3 million, which is recorded in fair value of derivative instruments - long-term liability in the accompanying balance sheet. For the years ended December 31, 2018 and 2017 the change in the fair value of the embedded cash conversion options resulted in losses of $76.5 million and $36.7 million, respectively, recognized in our consolidated statements of income in other expense, net.
Embedded Conversion Option
During 2017, we purchased a convertible note for $3.0 million from a publicly listed company considered a related party. The embedded derivative, that is bifurcated and measured at fair value, associated to a convertible feature of this note had a fair value of $0.3 million and $0.2 million as of December 31, 2018 and 2017, respectively, included in fair value of derivative instruments - long-term asset.
Foreign Currency Derivatives
As a globally active enterprise, we are subject to risks associated with fluctuations in foreign currencies in our ordinary operations. This includes foreign currency-denominated receivables, payables, debt, and other balance sheet positions including intercompany items. We manage balance sheet exposure on a group-wide basis using foreign exchange forward contracts, foreign exchange options and cross-currency swaps.
Undesignated Derivative Instruments
We are party to various foreign exchange forward, option and swap arrangements which had, at December 31, 2018, an aggregate notional value of $792.7 million and fair values of $2.7 million and $6.0 million included in fair value of derivative instruments - current asset and fair value of derivative instruments - current liability, respectively, which expire at various dates through November 2019. We were party to various foreign exchange forward and swap arrangements which had, at December 31, 2017, an aggregate notional value of $587.3 million and fair values of $7.5 million and $2.4 million included in fair value of derivative instruments - current asset and fair value of derivative instruments - current liability, respectively, which expired at various dates through March 2018. The transactions have been entered into to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other expense, net.
Fair Values of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2018 and 2017:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	2018	2017	2018	2017
Derivative instruments designated as hedges
Interest rate contracts[1]	$—	$1,017	$(18,768)	$(29,103)
Total derivative instruments designated as hedges	$—	$1,017	$(18,768)	$(29,103)
Undesignated derivative instruments
Embedded conversion option	$349	$217	$—	$—
Call spread overlay	395,095	223,164	(399,262)	(224,286)
Foreign exchange contracts	2,673	7,480	(5,957)	(2,424)
Total derivative instruments	$398,117	$230,861	$(405,219)	$(226,710)

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(1) The fair value amounts for the interest rate contracts do not include accrued interest of $1.4 million and $1.6 million included in prepaid expenses and other current assets in the consolidated balance sheets as of December 31, 2018 and 2017, respectively.
Gains and Losses on Derivative Instruments
The following tables summarize the classification and gains and losses on derivative instruments for the years ended December 31, 2018, 2017 and 2016:

Year Ended December 31, 2018 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Non-derivative instruments
Net investment hedge	$13,839	Other expense, net	$—	n/a

Cash flow hedges
Interest rate contracts	$11,368	Other expense, net	$(9,774)	n/a

Fair value hedges
Interest rate contracts	$—	Other expense, net	$—	$(2,051)

Undesignated derivative instruments
Call spread overlay	n/a	Other expense, net	n/a	$(1,818)
Foreign exchange contracts	n/a	Other expense, net	n/a	(19,857)
				$(21,675)

Year Ended December 31, 2017 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Non-derivative instruments
Net investment hedge	$(19,757)	Other expense, net	$—	n/a

Cash flow hedges
Interest rate contracts	$(30,310)	Other expense, net	$26,136	n/a

Fair value hedges
Interest rate contracts	$—	Other expense, net	$—	$(2,199)

Undesignated derivative instruments
Call spread overlay	n/a	Other expense, net	n/a	$1,573
Foreign exchange contracts	n/a	Other expense, net	n/a	11,813
				$13,386

Year Ended December 31, 2016 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Cash flow hedges
Interest rate contracts	$(3,969)	Other expense, net	$(6,228)	n/a

Fair value hedges
Interest rate contracts	$—	Other expense, net	$—	$(1,930)

Undesignated derivative instruments
Call spread overlay	n/a	Other expense, net	n/a	$118
Foreign exchange contracts	n/a	Other expense, net	n/a	(6,072)
				$(5,954)
The amounts noted in the table above for accumulated other comprehensive income (AOCI) do not include any adjustment for the impact of deferred income taxes.